CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest on loans and financial leases
Commercial	$ 6,073,718	$ 6,814,749	$ 7,319,318
Consumer	5,362,194	5,472,703	5,273,101
Small business loans	135,914	139,250	144,585
Mortgage	2,331,971	1,876,304	1,972,661
Financial leases	1,440,493	1,829,971	1,918,655
Total interest income on loans and financial leases	15,344,290	16,132,977	16,628,320
Interest on debt instruments using the effective interest method	311,488	308,453	160,200
Total Interest on financial instruments using the effective interest method	15,655,778	16,441,430	16,788,520
Interest income on overnight and market funds	9,413	32,362	67,724
Interest and valuation on financial instruments	470,554	214,858	524,440
Total interest and valuation on financial instruments	16,135,745	16,688,650	17,380,684
Interest expenses	(4,351,556)	(5,863,008)	(6,179,794)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	11,784,189	10,825,642	11,200,890
Credit impairment charges on loans, advances and financial leases, net	(2,521,178)	(7,335,755)	(3,385,181)
Credit recovery (impairment) for other financial instruments	100,648	(190,694)	(25,940)
Total credit impairment charges, net	(2,420,530)	(7,526,449)	(3,411,121)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments and other financial instruments	9,363,659	3,299,193	7,789,769
Fees and commissions income	5,293,804	4,598,413	4,578,972
Fees and commissions expenses	(1,860,683)	(1,561,585)	(1,553,239)
Total fees and commissions, net	3,433,121	3,036,828	3,025,733
Other operating income	2,022,141	1,844,572	1,535,247
Dividends and net income on equity investments	328,344	123,325	380,599
Total operating income, net	15,147,265	8,303,918	12,731,348
Operating expenses
Salaries and employee benefits	(3,782,596)	(3,044,730)	(3,366,824)
Other administrative and general expenses	(3,521,920)	(3,140,789)	(3,069,058)
Taxes other than income tax	(719,593)	(765,766)	(757,820)
Impairment, depreciation and amortization	(920,558)	(837,790)	(824,590)
Other operating expenses	(218,586)	(206,070)	(235,525)
Total operating expenses	(9,163,253)	(7,995,145)	(8,253,817)
Profit before income tax	5,984,012	308,773	4,477,531
Income tax	(1,776,225)	6,586	(1,262,964)
Net income	4,207,787	315,359	3,214,567
Net income attributable to equity holders of the Parent Company	4,086,795	275,994	3,117,351
Non-controlling interest	$ 120,992	$ 39,365	$ 97,216
Basic earnings per share to common shareholders, stated in units of pesos	$ 4,309	$ 347	$ 3,301
Diluted earnings per share to common shareholders, stated in units of pesos	$ 4,309	$ 347	$ 3,301